Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 16 — Income Taxes

Income tax (expense) benefit for the years ended December 31, 2011 and 2010 consisted of the following:

	2011	2010
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	56,000	133,000
State	(18,000)	(25,000)
Net operating loss carryforward	1,310,000	2,023,000
Valuation Allowance	(1,366,000)	(2,145,000)
Total income tax (expense) benefit	$(18,000)	$(14,000)

Significant components of Cytomedix’s deferred tax assets and liabilities consisted of the following at December 31:

	2011	2010
Deferred tax assets:
Stock-based compensation	$3,948,000	$3,849,000
Amortization of patents	99,000	89,000
Tax deductible Goodwill	—	371,000
Derivative liabilities	713,000	—
Other	69,000	71,000
Total deferred tax assets	4,829,000	4,380,000
Deferred tax liabilities:
Discount on Note Payable	(617,000)	(224,000)
Other	(32,000)	(14,000)
Total deferred tax liabilities	(649,000)	(238,000)
Net deferred tax assets, excluding net operating loss carryforwards	4,180,000	4,142,000
Net operating loss carryforwards	15,488,000	14,178,000
	19,668,000	18,320,000
Less valuation allowance	(19,700,000)	(18,334,000)
Total deferred tax assets (liabilities)	$(32,000)	$(14,000)

The following table reflects the change in the valuation allowance for deferred tax assets at December 31:

Valuation allowance – January 1, 2010	$16,042,000
Change in valuation – 2010	2,292,000
Valuation allowance – December 31, 2010	18,334,000
Change in valuation – 2011	1,366,000
Valuation allowance – December 31, 2011	$19,700,000

The following table presents a reconciliation between the U.S. federal statutory income tax rate and the Company’s effective tax rate:

	2011	2010
U.S. Federal statutory income tax	35.0%	35.0%
State and local income tax benefits	3.4%	3.2%
Fair value of Derivatives	4.7%	(3.0%)
Nondeductible guarantee fees	(2.0%)	(1.4%)
Other	(1.5%)	0.2%
Valuation allowance for deferred income tax assets	(39.1%)	(33.8%)
Effective income tax rate	0.5%	0.2%

The Company had loss carryforwards of approximately $40,307,000 as of December 31, 2011 that may be offset against future taxable income. The carryforwards will expire between 2021 and 2031. Utilization of these carryforwards may be subject to annual limitations based upon previous significant changes in stock ownership. Management has determined that realization of the net deferred tax assets is not assured and accordingly has established a valuation allowance of $19,700,000 and $18,334,000 at December 31, 2011 and 2010, respectively.

In 2011, the Company recorded an income tax provision of $18,000 related to a deferred tax liability resulting from the amortization of Goodwill for tax purposes.

The Company’s source of income before expenses is primarily domestic.

The Company does not believe it has any uncertain income tax positions as described in its discussion of Income Tax accounting policy in Note 3.